Mainland China Contribution Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
Employee benefits of mainland China contribution plan	$ 1,059,305	$ 1,816,719	$ 1,609,711